Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| O’Shares FTSE Europe Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

O’Shares FTSE Europe Quality Dividend Hedged ETF

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of its target index, the FTSE Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Europe Hedged Target Index”).
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-07-10
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. From the Fund’s commencement of operations on August 25, 2015 to its fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Europe Hedged Target Index (“80% policy”), including indirectly through the O’Shares FTSE Europe Quality Dividend ETF (the “Underlying Fund”).

The Europe Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Europe Hedged Target Index are selected from the FTSE Developed Europe Index, comprised of 531 of the largest Developed Europe publicly-listed equities that had an average market capitalization of $18 billion and minimum market capitalization of over approximately $439.8 million as of June 30, 2016. The Index Provider selects and weights securities for the Europe Hedged Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Europe Hedged Target Index’s investable universe includes real estate investment trusts (“REITs”). To the extent that the Europe Hedged Target Index concentrates ( i.e. , holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Europe Hedged Target Index hedges against fluctuations in the relative value of foreign currencies in which the Europe Hedged Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the Europe Hedged Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The Europe Hedged Target Index applies published one-month currency forward rates to the Europe Hedged Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Europe Hedged Target Index. Although the hedged nature of the Europe Hedged Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of its underlying index. The Underlying Fund tracks an unhedged version of the Europe Hedged Target Index. The Underlying Fund expects to employ a representative sampling strategy in seeking to track the performance of its underlying index, which means it will typically invest in a portfolio of investments that collectively have an investment profile similar to its underlying index, rather than holding all of the investments in its underlying index.

The Fund may invest up to 20% of its total assets in investments not included in the Europe Hedged Target Index, but which the Adviser believes will help the Fund track the Europe Hedged Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including exchange-traded funds (“ETFs”) and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Europe Hedged Target Index components or in anticipation of changes in the Europe Hedged Target Index’s components.

O’Shares Investments, Inc. is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Europe Hedged Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Europe Hedged Target Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Europe Hedged Target Index concentrates ( i.e. , holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. In addition to these risks, the Fund (including through its investments in the Underlying Fund) is subject to a number of additional risks that may affect the value of its shares, including:

Quality Factor Risk. Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments to which the Fund may seek exposure is rapidly rising.

Concentration Risk. To the extent that the Europe Hedged Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund and the Underlying Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund and the Underlying Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund and the Underlying Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk. The Fund’s exposure to dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund has gained exposure to such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund with exposure to equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund’s portfolio.

Exchange-Traded Funds and Other Investment Companies Risk. The Fund intends to invest a substantial portion of its assets in the Underlying Fund and may invest in other investment companies, including ETFs. The risks of investing in the Underlying Fund or securities of other ETFs and investment companies typically reflect the risks of the types of instruments in which the Underlying Fund or other ETF or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the Underlying Fund or other ETF or investment company. As a result, the Fund’s operating expenses may be higher and performance may be lower. The Fund may invest in other funds, including the Underlying Fund, advised by the Adviser. The Adviser may be subject to conflicts of interest in allocating Fund assets to other funds to the extent that the Adviser is paid a management fee both by the Fund and the fund in which the Fund invests.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, unless perfectly hedged, the Fund’s exposure (through its investment in the Underlying Fund) to securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. Because the Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund or the Underlying Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund and the Underlying Fund may have to sell investments at a time when it may be disadvantageous to do so.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk. The Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund (or the Underlying Fund) may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund and the Underlying Fund are managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund and the Underlying Fund expect to hold constituent securities of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s and the Underlying Fund’s return to be lower than if the Fund and the Underlying Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk. Through its exposure to REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, the Fund’s exposure to REITs may be subject to volatility. REITs are pooled investment vehicles with their own fees and expenses, and the Fund and the Underlying Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Europe Hedged Target Index, and thereby the Fund and the Underlying Fund, emphasizes, from time to time, investments in a particular sector, the Fund and the Underlying Fund are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund and the Underlying Fund invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Europe Hedged Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Europe Hedged Target Index. If the Fund is small, it may experience greater tracking error. The Fund’s and the Underlying Fund’s use of a representative sampling strategy to track the Europe Hedged Target Index may also produce greater tracking error than if the Fund or the Underlying Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Europe Hedged Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance Information

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
| O’Shares FTSE Europe Quality Dividend Hedged ETF | O’Shares FTSE Europe Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 YEAR	rr_ExpenseExampleYear01	$ 69
3 YEARS	rr_ExpenseExampleYear03	330
5 YEARS	rr_ExpenseExampleYear05	675
10 YEARS	rr_ExpenseExampleYear10	$ 1,648

[1]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”) or reflected in the Fund’s Financial Statements. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights.
[3]	The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, Acquired Fund Fees and Expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the O’Shares FTSE Europe Quality Dividend ETF. This undertaking can only be changed with the approval of the Board of Trustees.